Income Tax - Schedule of Deferred Tax Assets and Liabilities, Net (Details) - HKD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Decelerated tax depreciation of property and equipment	$ 18,447	$ 11,258
Provision for allowance for credit loss	1,126,455	1,407,161
Operating lease liabilities	770,659
Total deferred tax assets	1,915,561	1,418,419
Net off against deferred tax liabilities	(1,707,859)
Net deferred tax assets	207,702	1,418,419
Deferred tax liabilities:
Accelerated tax depreciation of property and equipment	(1,368,917)	(1,468,575)
Operating lease ROU assets, net	(770,659)
Total deferred tax liabilities	(2,139,576)	(1,468,575)
Net off against deferred tax assets	1,707,859
Net deferred tax liabilities	$ (431,717)	$ (1,468,575)